Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates	6 Months Ended
	Jun. 30, 2021
Machinery [member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Annual depreciation rate	10
Machinery [member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Annual depreciation rate	15
Office, furniture and equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Annual depreciation rate	6
Office, furniture and equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Annual depreciation rate	33
Leasehold improvements [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Annual depreciation rate	(*)	[1]
Project in process - manufacturing plant [member]
Significant Accounting Policies (Details) - Schedule of straight-line basis over the useful life of the assets at annual rates [Line Items]
Annual depreciation rate	(**)	[2]

[1]	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
[2]	As of June 30, 2021, the manufacturing plant is under validation process and therefore is not yet ready for production. Depreciation of the manufacturing plant will commence upon completion of the validation process.